Bonds Payable	12 Months Ended
Dec. 31, 2020
Bonds Payable
Bonds Payable

Note 16. Bonds Payable

In August 2019, a subsidiary completed a public issue of bonds with an aggregate nominal amount of $36,511  (€25,000), less commissions and issuance costs totalling $1,078 (€738). The bonds are redeemable in August 2026, interest payable in August each year at a nominal interest rate of 4.00% (or an effective interest rate of 4.41%) and secured by the Group's investment property and real estate held for sale under the German Law Mortgages and Pledges. To the extent that any sales of these properties, in whole or in part, cause the security to fall below a certain ratio, proceeds of said sale, up to an amount of the collateral shortfall, are required to be placed as cash collateral with the bondholder trustee until maturity. As at December 31, 2020, the carrying and nominal amounts of the bonds payable were $38,053 and $39,020 (€25,000), respectively.

For the movement of bonds payable in the year ended December 31, 2020 and 2019, see Note 25.

As at December 31, 2020, the contractual maturities of the bonds payable are as follows:

Years ending December 31:	Principal	Interest	Total
2021	$—	$1,561	$1,561
2022	—	1,561	1,561
2023	—	1,561	1,561
2024	—	1,561	1,561
2025	—	1,561	1,561
Thereafter	39,020	3,122	42,142
	$39,020	$10,927	$49,947